S000010797 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	110 Months Ended	120 Months Ended	145 Months Ended	336 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%		15.32%			18.13%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%		13.59%			14.59%
C000175686 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.99%		9.26%			13.76%
Performance Inception Date					Oct. 26, 2016
C000253707 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.57%		9.60%			14.08%
Performance Inception Date		Oct. 02, 2024
C000029874 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.65%		8.24%			13.37%
Performance Inception Date								Dec. 31, 1997
C000029874 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.99%		4.86%			10.23%
Performance Inception Date								Dec. 31, 1997
C000029874 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.15%		5.58%			10.03%
Performance Inception Date								Dec. 31, 1997
C000029877 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.57%		9.81%			14.33%
Performance Inception Date								Dec. 31, 1997
C000136868 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.61%		9.87%			14.40%
Performance Inception Date							Dec. 11, 2013
C000171353 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.65%		9.93%			14.41%
Performance Inception Date				Mar. 01, 2017